CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 1,236.4	$ 1,428.1	$ 1,302.3
Cost of sales	793.7	879.1	820.8
Gross profit	442.7	549.0	481.5
Selling, general, and administrative expenses	375.4	411.9	363.7
Restructuring charges	25.9	0.8	2.6
Loss on fair value measurements	13.8	6.5	0.0
Operating profit	27.6	129.8	115.2
Pension settlement charges	4.8	21.0	5.7
Interest expense, net	17.4	21.7	20.9
Other income, net	(1.5)	(3.8)	(9.6)
Income before income tax expense (benefit)	6.9	90.9	98.2
Income tax expense (benefit)	(0.8)	23.4	24.9
Net earnings	7.7	67.5	73.3
Less: Net earnings attributable to Preferred stockholders	(3.3)	0.0	0.0
Net earnings available to common stockholders	$ 4.4	$ 67.5	$ 73.3
Net earnings per share:
Basic (in dollars per share)	$ 0.09	$ 1.38	$ 1.51
Diluted (in dollars per share)	$ 0.09	$ 1.36	$ 1.49
Weighted-average common shares outstanding: (in thousands)
Basic (in shares)	49,077,000	48,846,000	48,657,000
Diluted (in shares)	49,530,000	49,457,000	49,218,000
Other comprehensive income (loss), net of tax:
Unrealized loss on cash flow hedge, net of amounts reclassified into earnings	$ (1.9)	$ (3.6)	$ (1.3)
Pension and other post-employment liability adjustments, net of tax	(0.2)	4.3	2.6
Foreign currency translation adjustments	7.7	3.2	(13.1)
Foreign currency translation adjustments on long-term intercompany notes	18.0	(4.9)	(8.1)
Total other comprehensive income (loss), net	23.6	(1.0)	(19.9)
Total comprehensive income	$ 31.3	$ 66.5	$ 53.4